UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2010

Institutional Investment Manger Filing this Report:
				Name: 			Mariner Wealth Advisors, LLC
				Address: 		4200 West 115th St.
       							Suite 100.
							Leawood, KS 66211
				13F File Number		28-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the rreport is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager

Name: 				Braden M. Perry
Title: 				Chief Compliance Officer
Phone: 				(913)647-9700
Signature,			Place,				and Date of Signing:
Braden M. Perry			Leawood, KS			February 11, 2011

List of other Mangers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 106
Form 13F Information TAble Value Total: $181,725

FORM 13F INFORMATION TABLE
                                                                                         Voting Authority
                                                                                         --------------------------
                                                 Value   Shares/ Sh/     Put/    Invstmt Other
Name of Issuer                Title ofCUSIP      (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
-----------------------------------------------  -------------------     ----    ------- --------------------------------

Abbott Laboratories           COM     002824100       274    5729SH              Sole                5729
Altera Corp                   COM     021441100       269    7552SH              Sole                7552
Altria Group Inc              COM     02209s103       278   11299SH              Sole               11299
Apple Inc                     COM     037833100      1042  3229.5SH              Sole              3229.5
AT&T Inc                      COM     00206r102       235    8004SH              Sole                8004
Atlantic Prem Brands Ltd      COM     04878p105         1   10000SH              Sole               10000
Bank of America Corporation   COM     060505104       991   74255SH              Sole               74255
Barrick Gold Corp             COM     067901108       289  5442.5SH              Sole              5442.5
Bed Bath & Beyond Inc         COM     075896100       301  6122.5SH              Sole              6122.5
Berkshire Hathaway Inc Cl A   COM     084670108       843       7SH              Sole                   7
Bristol-Myers Squibb Co       COM     110122108       369   13922SH              Sole               13922
Canadian National Railway Co  COM     136375102       255    3830SH              Sole                3830
Caterpillar Inc               COM     149123101       429    4580SH              Sole                4580
Celgene Corp                  COM     151020104       540  9138.5SH              Sole              9138.5
Cerner Corp                   COM     156782104      1361 14362.6SH              Sole             14362.6
Chevron Corp                  COM     166764100       263    2882SH              Sole                2882
Cimarex Energy Co             COM     171798101       323    3650SH              Sole                3650
Citigroup Inc                 COM     172967101       332   70280SH              Sole               70280
Colgate Palmolive Co          COM     194162103       210    2611SH              Sole                2611
Commerce Bancshares Inc       COM     200525103       336    8451SH              Sole                8451
Disney Walt Co Disney         COM     254687106       405 10796.5SH              Sole             10796.5
Dresser-Rand Group Inc        COM     261608103       435   10215SH              Sole               10215
Exxon Mobil Corp              COM     30231g102      1873   25613SH              Sole               25613
Fidelity Natl Information ServCOM     31620m106       348   12710SH              Sole               12710
First Horizon Natl Corp       COM     320517105       29024604.26SH              Sole            24604.26
Ford Motor Co                 COM     345370860       215   12780SH              Sole               12780
Franklin Resources Inc        COM     354613101       301  2707.5SH              Sole              2707.5
General Electric Co           COM     369604103       49927272.58SH              Sole            27272.58
General Mills Inc             COM     370334104       306    8598SH              Sole                8598
Goldman Sachs Group Inc       COM     38141g104       249    1482SH              Sole                1482
Hartford Financial Services GrCOM     416515104       264    9971SH              Sole                9971
Intel Corp                    COM     458140100       228   10847SH              Sole               10847
Intl Business Machines        COM     459200101       633    4310SH              Sole                4310
Kansas City Southern          COM     485170302      1448   30262SH              Sole               30262
Lubrizol Corp                 COM     549271104       392  3669.5SH              Sole              3669.5
Marshall & Ilsley Corp        COM     571837103        79   11344SH              Sole               11344
MasterCard Inc Cl A           COM     57636q104       376    1677SH              Sole                1677
Microchip Technology Inc      COM     595017104       291    8495SH              Sole                8495
Microsoft Corp                COM     594918104       291   10411SH              Sole               10411
Monsanto Co                   COM     61166w101       301    4327SH              Sole                4327
Nexxus Lighting Inc           COM     65338e105      1583  771985SH              Sole              771985
Nike Inc Cl B                 COM     654106103       436    5101SH              Sole                5101
O'Reilly Automotive Inc       COM     67103h107       296  4892.5SH              Sole              4892.5
Odyssey Marine Exploration IncCOM     676118102       139   50000SH              Sole               50000
Oneok Inc                     COM     682680103       439  7908.5SH              Sole              7908.5
Oracle Corp                   COM     68389x105       457 14594.5SH              Sole             14594.5
Panera Bread Co Cl A          COM     69840w108       302    2988SH              Sole                2988
PepsiCo Inc                   COM     713448108       204    3124SH              Sole                3124
Petrohawk Energy Corp         COM     716495106      1833  100415SH              Sole              100415
Pfizer Inc                    COM     717081103       182   10368SH              Sole               10368
Philip Morris Intl Inc        COM     718172109       226    3855SH              Sole                3855
Procter & Gamble Co           COM     742718109      237136860.13SH              Sole            36860.13
Project Group Inc             COM     74338q100         0   35000SH              Sole               35000
Qualcomm Inc                  COM     747525103       346    6983SH              Sole                6983
Sandisk Corp                  COM     80004c101       502   10070SH              Sole               10070
Schlumberger Ltd              COM     806857108       273    3275SH              Sole                3275
Sirius XM Radio Inc           COM     82967n108        88   54070SH              Sole               54070
TECO Energy Inc               COM     872375100       276   15495SH              Sole               15495
Textainer Group Holdings Ltd  COM     g8766e109       434   15244SH              Sole               15244
Thermo Fisher Scientific Inc  COM     883556102       616   11123SH              Sole               11123
Toronto Dominion Bank Ont     COM     891160509       260    3505SH              Sole                3505
Transocean Ltd Reg            COM     h8817h100       325    4675SH              Sole                4675
Union Pacific Corp            COM     907818108       420  4531.5SH              Sole              4531.5
United Technologies Corp      COM     913017109       308  3912.5SH              Sole              3912.5
US Bancorp Del                COM     902973304       281   10401SH              Sole               10401
Verizon Communications Inc    COM     92343v104       395   11040SH              Sole               11040
Wal-Mart Stores Inc           COM     931142103       293    5437SH              Sole                5437
Coca-Cola Femsa SAB de CV Sp AADR     191241108       271    3285SH              Sole                3285
Companhia Siderurgica NacionalADR     20440w105       249   14935SH              Sole               14935
Nestle SA Sp ADR              ADR     641069406       254    4332SH              Sole                4332
Teva Pharmaceutical IndustriesADR     881624209       233  4475.5SH              Sole              4475.5
Unilever NV NY                ADR     904784709       279  8897.5SH              Sole              8897.5
Companhia Brasileira de Distrb        20440t201       295    7020SH              Sole                7020
iShares FTSE Xinhua Index     ETF     464287184      5556  128944SH              Sole              128944
iShares Inc MSCI Australia    ETF     464286103      3512  138045SH              Sole              138045
iShares Inc MSCI German       ETF     464286806       367   15315SH              Sole               15315
iShares Inc MSCI Pacific ex-JaETF     464286665      3480   74075SH              Sole               74075
iShares Inc MSCI United KingdoETF     464286699       726   41800SH              Sole               41800
iShares MSCI EAFE Index       ETF     464287465       305    5238SH              Sole                5238
iShares MSCI Emerg Mkt        ETF     464287234      5169  108489SH              Sole              108489
iShares Russell 2000          ETF     464287655       689    8800SH              Sole                8800
iShares Russell Mid Cap       ETF     464287499       365    3585SH              Sole                3585
iShares S&P 500 Index         ETF     464287200       750    5941SH              Sole                5941
iShares S&P Latin America 40  ETF     464287390      7215  133965SH              Sole              133965
iShares S&P North American NatETF     464287374      4854  116437SH              Sole              116437
JPMorgan Chase & Co Alerian MLETF     46625h365      4402  121100SH              Sole              121100
Market Vectors Brazil Small CaETF     57060u613     11528  199861SH              Sole              199861
PowerShares India             ETF     73935l100      4349  171080SH              Sole              171080
PowerShares Intl Div AchieversETF     73935x716       441 28644.7SH              Sole             28644.7
RevenueShares ETF Tr Small CapETF     761396308      4962  152735SH              Sole              152735
Select Sector SPDR Tr SBI ConsETF     81369y407      6326  169100SH              Sole              169100
Select Sector SPDR Tr SBI TechETF     81369y803      3306  131241SH              Sole              131241
SPDR S&P 500 ETF Ser 1 S&P    ETF     78462f103       240    1907SH              Sole                1907
SPDR S&P Emerg Small Cap ETF  ETF     78463x756       311    5460SH              Sole                5460
SPDR S&P Mid Cap 400 ETF Tr   ETF     78467y107      8584   52123SH              Sole               52123
Vanguard REIT ETF             ETF     922908553      2174 39267.1SH              Sole             39267.1
Vanguard Specialized PortfolioETF     921908844      4818   91553SH              Sole               91553
iShares Barclays TIPS Bond    ETF     464287176       260    2420SH              Sole                2420
iShares Barclays US Aggreg B  ETF     464287226       253    2390SH              Sole                2390
iShares iBoxx Inv Grade Corp BETF     464287242       235    2165SH              Sole                2165
PowerShares DB US Dollar IndexETF     73936d107      4778  210380SH              Sole              210380
SPDR Series Trust Barclays IntETF     78464a516       250    4280SH              Sole                4280
SPDR Series Trust Barclays YieETF     78464a417       249 6263.16SH              Sole             6263.16
Inergy LP                     MLP     456615103     57791 1472763SH              Sole             1472763
Kinder Morgan Energy Partners MLP     494550106       212 3021.84SH              Sole             3021.84
Oneok Partners LP             MLP     68268n103       237    2975SH              Sole                2975